OIL AND NATURAL GAS SALES (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OIL AND NATURAL GAS SALES
Oil and natural gas sales	1,849,312	1,616,798	1,365,542
Royalties	(323,118)	(264,326)	(212,208)
Oil and natural gas sales, net of royalties	1,526,194	1,352,472	1,153,334